UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss & Co., Inc.
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Address:   677 Madison Avenue, 3rd Floor
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           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05569
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:     Vice President
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Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Howard Guberman             New York, New York          02/13/01
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              42
                                               -------------

Form 13F Information Table Value Total:        $286,616
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

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                                             FORM 13F INFORMATION TABLE

      NAME OF                   TITLE OF       CUSIP        VALUE    SHARES/   SH/  PUT/   INVSMT    OTHER      VOTING AUTHORITY
      ISSUER                     CLASS                     x($1000)  PRN AMT   PRN  CALL  DISCRETN    MGRS    SOLE   SHARED   NONE

AT&T CORP                        CALL          001957909        15     50,000   SH         SOLE               50,000   0       0
ACNIELSEN CORP                   COMMON        004833109     9,425    260,000   SH         SOLE              260,000   0       0
ACTIVE VOICE CORP                COMMON        004938106     3,110    157,500   SH         SOLE              157,500   0       0
AGRIBRANDS INTL INC              COMMON        00849R105       845     15,800   SH         SOLE               15,800   0       0
AVIS GROUP HLDGS INC             CL A          053790101     5,129    157,500   SH         SOLE              157,500   0       0
BINDLEY WESTN INDS INC           COMMON        090324104    12,469    300,000   SH         SOLE              300,000   0       0
CHRIS CRAFT INDS INC             COMMON        170520100    12,166    182,996   SH         SOLE              182,996   0       0
CITIGROUP INC                    COMMON        172967101     4,554    134,695   SH         SOLE              134,695   0       0
COASTAL CORP                     COMMON        190441105    31,130    352,500   SH         SOLE              352,500   0       0
DELCO REMY INTL INC              CL A          246626105       370     42,900   SH         SOLE               42,900   0       0
DELHAIZE AMER INC                CL A          246688105       338     10,000   SH         SOLE              10,000    0       0
DONNA KARAN INTL INC             COMMON        257826107      1125    125,000   SH         SOLE              125,000   0       0
EMPIRE DIST ELEC CO              COMMON        291641108       657     25,000   SH         SOLE               25,000   0       0
HARCOURT GEN INC                 COMMON        41163G101     5,720    100,000   SH         SOLE              100,000   0       0
HERTZ CORP                       CL A          428040109     7,098    208,000   SH         SOLE              208,000   0       0
HONEYWELL INTL INC               COMMON        438516106    29,050    614,000   SH         SOLE              614,000   0       0
INFINITY BROADCASTING CP NEW     CL A          45662S102    18,970    679,000   SH         SOLE              679,000   0       0
INTERMEDIA COMMUNICATIONS INC    COMMON        458801107       719    100,000   SH         SOLE              100,000   0       0
KEEBLER FOODS CO                 COMMON        487256109    17,690    426,900   SH         SOLE              426,900   0       0
LITTON INDS INC                  COMMON        538021106     9,836    125,000   SH         SOLE              125,000   0       0
MCN ENERGY GROUP INC             COMMON        55267J100     5,538    200,000   SH         SOLE              200,000   0       0
M S CARRIERS INC                 COMMON        553533100       334     10,200   SH         SOLE               10,200   0       0
MORGAN J P & CO INC              COMMON        616880100       437      2,640   SH         SOLE                2,640   0       0
MUSICLAND STORES CORP            COMMON        62758B109     1,856    150,000   SH         SOLE              150,000   0       0
NETPLIANCE INC.                  COMMON        64115K103        37     70,000   SH         SOLE               70,000   0       0
PENNACO ENERGY INC               COMMON        708046107     1,962    100,000   SH         SOLE              100,000   0       0
PFIZER INC                       COMMON        717081103     6,808    148,005   SH         SOLE              148,005   0       0
POWERTEL INC                     COMMON        73936C109     1,505     24,300   SH         SOLE               24,300   0       0
PRIMEX TECHNOLOGIES INC          COMMON        741597108     5,011    157,200   SH         SOLE              157,200   0       0
QUAKER OATS CO                   COMMON        747402105     3,895     40,000   SH         SOLE               40,000   0       0
R & B FALCON CORP                COMMON        74912E101     9,175    400,000   SH         SOLE              400,000   0       0
SDL INC                          COMMON        784076101     2,297     15,500   SH         SOLE               15,500   0       0
SHAW INDS INC                    COMMON        820286102     8,541    451,000   SH         SOLE              451,000   0       0
SIEBEL SYS INC                   COMMON        826170102     2,139     31,627   SH         SOLE               31,627   0       0
SILICON VY GROUP INC             COMMON        827066101     6,434    223,800   SH         SOLE              160,850   0       0
TEXACO INC                       COMMON        881694103    18,638    300,000   SH         SOLE              300,000   0       0
US BANCORP DEL                   COMMON        902973106     2,918    100,000   SH         SOLE              100,000   0       0
UNION CARBIDE CORP               COMMON        905581104     2,556     47,500   SH         SOLE               47,500   0       0
VERITAS SOFTWARE CO              COMMON        923436109     6,012     68,703   SH         SOLE               68,703   0       0
VIVENDI UNIVERSAL                SPON ADR NEW  92851S204     2,096     32,095   SH         SOLE               32,095   0       0
VOICESTREAM WIRELESS CORP        COMMON        928615103    12,578    125,000   SH         SOLE              125,000   0       0
WILLAMETTE INDS INC              COMMON        969133107    15,433    328,800   SH         SOLE              328,800   0       0
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